Segment information - Summary of Revenues by Segment and Business Model (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	[1]	$ 706,040	$ 537,972	$ 322,843
Argentina
Segment Reporting Information [Line Items]
Revenue		118,239	75,136	44,789
Brazil
Segment Reporting Information [Line Items]
Revenue		230,306	144,423	75,630
Uruguay
Segment Reporting Information [Line Items]
Revenue		116,364	98,249	43,434
Mexico
Segment Reporting Information [Line Items]
Revenue		129,680	116,273	94,284
Other countries
Segment Reporting Information [Line Items]
Revenue		111,451	103,891	64,706
Commissions and service fees
Segment Reporting Information [Line Items]
Revenue		607,251	455,790	268,442
Incentive fees
Segment Reporting Information [Line Items]
Revenue		42,998	39,859	28,658
Advertising
Segment Reporting Information [Line Items]
Revenue		20,594	16,166	10,227
Destination services
Segment Reporting Information [Line Items]
Revenue		25,116	14,071	7,959
Interest revenue
Segment Reporting Information [Line Items]
Revenue		9,272	4,114	788
Financial Services
Segment Reporting Information [Line Items]
Revenue		2,109	328	13
Others
Segment Reporting Information [Line Items]
Revenue		(1,300)	7,644	6,756
PrePayModel Customer
Segment Reporting Information [Line Items]
Revenue		619,658	457,335	270,891
PayAtDestinationModel Customers
Segment Reporting Information [Line Items]
Revenue		12,709	11,364	5,342
Interest Revenue Customers
Segment Reporting Information [Line Items]
Revenue		9,272	4,114	788
Other Customers
Segment Reporting Information [Line Items]
Revenue		$ 64,401	$ 65,159	$ 45,822

[1]	Includes $40,288, $24,220 and $19,205 for related party transactions for the years 2023, 2022 and 2021, respectively. See Note 24.